SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 5) - $ / shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Weighted average assumptions:
Risk-free interest rate	1.42%	0.71%	0.42%
Expected dividend yield
Expected option life (years)	4 years 11 months 16 days	4 years 1 month 17 days	3 years 2 months 12 days
Expected stock price volatility	129.96%	104.02%	100.07%
Forfeiture rate
Weighted average fair value at grant date	$ 0.32	$ 0.05	$ 0.04